Common Stock (Common Stock Rollfoward) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 6,705
Issuance of common stock	284	$ 251
Options exercised under senior management share option plan	14	19
Ending Balance	$ 7,242	$ 6,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	251,430	242,480
Issuance of common stock	4,990	4,540
Issued under Purchase Plans at market rate	4,320	3,990
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Options exercised under senior management share option plan	330	420
Employee Share Purchase Plan	0	0
Ending Balance	261,070	251,430
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 6,705	$ 6,216
Issuance of common stock	284	251
Issued under Purchase Plans at market rate	239	219
Discount on shares purchased under Dividend Reinvestment Plan Value	(4)	(4)
Options exercised under senior management share option plan	14	20
Employee Share Purchase Plan	4	3
Ending Balance	$ 7,242	$ 6,705